Subsequent events	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent events

25.	Subsequent events

Subsequent to year-end, the Company issued 3,516,493 common shares as follows:

●	1,757,080 common shares to settle $80,854 in debt
●	1,759,413 common shares for services provided by directors, officers, and consultants

Subsequent to year-end, the Company amended the terms of its convertible debentures as follows:

●	Maturity date extended from April 30, 2025 to July 31, 2025;
●	Semi-annual interest due on April 30, 2025 is now authorized to be paid in cash or common shares of the Company at a deemed price of CAD$0.03 per share